Stock Options (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock option activity during the three months ended June 30, 2017 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2017	2,820,489	$1.27
Granted	—
Exercised	—
Expired	—
Cancelled	—
Balance outstanding at June 30, 2017	2,820,489	$1.27
Balance exercisable at June 30, 2017	1,006,876	$1.50

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2016 and 2017 is as follows:

	Shares	Weighted Average Exercise Price
Balance at April 1, 2015	632,500	$3.30
Granted	277,500
Exercised	-
Cancelled	(2,500)
Balance outstanding at March 31, 2016	907,500	$3.30
Granted	2,263,821
Exercised	-
Expired	(285,000)
Cancelled	(65,832)
Balance outstanding at March 31, 2017	2,820,489	$1.27
Balance exercisable at March 31,2017	965,626	$1.70

Schedule of Stock Options Outstanding and Exercisable

A summary of the Company’s stock options outstanding and exercisable as of June 30, 2017 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant- date Stock Price
Options Outstanding, June 30, 2017	1,710,821	$0.50	$0.50
	153,000	$0.96	$0.96
	130,000	$1.00	$10.00
	10,000	$1.50	$1.50
	647,500	$2.00 – 2.79	$2.00 – 2.79
	123,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	2,820,489
Options Exercisable, June 30, 2017	427,708	$0.50	$0.50
	37,500	$0.96	$0.96
	130,000	$1.00	$10.00
	7,5000	$1.50	$1.50
	235,000	$2.00 – 2.79	$2.00 – 2.79
	123,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	1,006,876

A summary of the Company’s stock options outstanding and exercisable as of March 31, 2017 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price
Options Outstanding, March 31, 2017	1,710,821	$0.50	$0.50
	153,000	$0.96	$0.96
	130,000	$1.00	$10.00
	10,000	$1.50	$1.50
	647,500	$2.00 – 2.79	$ 2.00 – 2.79
	123,334	$3.10 – 3.80	$ 3.10 – 3.80
	45,834	$4.00 – 4.70	$ 4.00 – 4.70
	2,820,489
Options Exercisable, March 31, 2017	427,708	$0.50	$0.50
	37,500	$0.96	$0.96
	130,000	$1.00	$10.00
	5,000	$1.50	$1.50
	201,250	$ 2.00 – 2.79	$ 2.00 – 2.79
	118,334	$ 3.10 – 3.80	$ 3.10 – 3.80
	45,834	$ 4.00 – 4.70	$ 4.00 – 4.70
	965,626